Goodwill And Intangible Assets - Carrying Value And Accumulated Amortization Of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (139.2)	$ (113.7)
Currency Translation	(1.6)	0.1
Acquisition Cost	563.2	512.2
Net	422.4	398.6
Indefinite-lived trade names
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived other intangible assets	100.3	100.3
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	277.8	256.7
Accumulated Amortization	(74.8)	(61.4)
Currency Translation	(0.7)	0.1
Net	202.3	195.4
Patents, technology and other
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	185.1	155.2
Accumulated Amortization	(64.4)	(52.3)
Currency Translation	(0.9)	0.0
Net	$ 119.8	$ 102.9